Income Taxes (Details Textual) - Mar. 31, 2015 - USD ($)	Total
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 16,942,394
Unabsorbed depreciation	18,642,739
ValuCom [Member] | Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	3,033,000
RHI [Member] | Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 6,229,000
Minimum [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration date	Apr. 30, 2015
Minimum [Member] | ValuCom [Member] | Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2021
Minimum [Member] | RHI [Member] | Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2020
Maximum [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration date	Mar. 31, 2023
Maximum [Member] | ValuCom [Member] | Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2031
Maximum [Member] | RHI [Member] | Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2035